 Nationwide(R) VLI
Separate Account-2
  June 30, 1998



[LOGO]



                                                     '98
                                              SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                    [LOGO]
                                      Nationwide Life Insurance Company
                                         Home Office: Columbus, Ohio

VLOB--12--V (6/98)

                                     [LOGO]
                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                                    [PHOTO]



                              PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to present the 1998 semi-annual report of the Nationwide VLI Separate Account-2.

The bull market continued its run in the first half of 1998. Most of the gains came in the first quarter with more modest returns or small losses for the second half of the period. At this writing, a market correction that began in the second quarter continues to provide a good deal of day-to-day volatility. Much of the capriciousness of the market is due to uncertainty about the economic outcome in Asia. However, we think the correction will be of limited magnitude and duration and will provide a healthy respite before further market advances.

We believe that existing economic and market fundamentals provide an ongoing favorable environment for financial assets. Interest rates remain low; inflation is nearly nonexistent; corporate earnings, albeit slowing, remain positive, and U.S. economic growth appears to be on a modest but sustainable track.

Against this backdrop, we believe our variable insurance products continue to provide the versatile investment vehicle you need to respond to changing market conditions. We are committed to the continual evaluation of our products and services to ensure that we remain responsive to your long-term financial planning and retirement-savings needs.



                              /s/ JOSEPH J. GASPER
                              --------------------
                           Joseph J. Gasper, President
                                August 17, 1998

================================================================================

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                 JUNE 30, 1998
                                  (UNAUDITED)

ASSETS:
  Investments at market value:
         American Century VP - American Century VP Balanced (ACVPBal)
           638,326 shares (cost $5,039,217) ........................................    $   5,259,805
         American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
           1,265,879 shares (cost $13,292,139) .....................................       11,772,671
         American Century VP - American Century VP Income & Growth (ACVPIncGr)
           39,399 shares (cost $244,372) ...........................................          248,608
         American Century VP - American Century VP International (ACVPInt)
           1,621,037 shares (cost $12,876,277) .....................................       13,033,134
         American Century VP - American Century VP Value (ACVPValue)
           389,320 shares (cost $2,810,980) ........................................        2,647,374
         The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
           325,343 shares (cost $8,645,305) ........................................        9,617,134
         Dreyfus Stock Index Fund (DryStkIx)
           2,147,243 shares (cost $56,274,465) .....................................       64,460,240
         Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
           115,719 shares (cost $3,840,703) ........................................        3,896,262
         Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
           91,016 shares (cost $2,077,391) .........................................        1,971,411
         Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
           3,282,200 shares (cost $67,088,903) .....................................       82,612,966
         Fidelity VIP - Growth Portfolio (FidVIPGr)
           2,486,709 shares (cost $86,912,687) .....................................       95,290,674
         Fidelity VIP - High Income Portfolio (FidVIPHI)
           2,446,184 shares (cost $30,939,083) .....................................       30,895,310
         Fidelity VIP - Overseas Portfolio (FidVIPOv)
           1,119,812 shares (cost $22,351,032) .....................................       23,090,523
         Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
           1,817,591 shares (cost $27,751,244) .....................................       31,353,447
         Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
           1,803,389 shares (cost $31,816,198) .....................................       39,584,392
         Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
           195,261 shares (cost $3,846,387) ........................................        3,991,126
         Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
           39,844 shares (cost $400,430) ...........................................          370,549
         Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
           1,251,673 shares (cost $29,651,394) .....................................       31,529,640
         Nationwide SAT - Government Bond Fund (NSATGvtBd)
           858,482 shares (cost $9,901,210) ........................................        9,872,542
         Nationwide SAT - Money Market Fund (NSATMyMkt)
           44,447,140 shares (cost $44,447,140) ....................................       44,447,140
         Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
           9,864 shares (cost $101,589) ............................................          100,517

         Nationwide SAT - Small Company Fund (NSATSmCo)
           982,222 shares (cost $16,558,159) .......................................       16,520,968
         Nationwide SAT - Total Return Fund (NSATTotRe)
           4,998,914 shares (cost $74,729,290) .....................................       93,479,698
         Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
           773,176 shares (cost $19,642,154) .......................................       20,349,995
         Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
           10,949 shares (cost $158,650) ...........................................          157,343
         Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
           398,103 shares (cost $5,484,780) ........................................        5,402,260
         Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
           1,901,834 shares (cost $37,799,268) .....................................       36,610,313
         Oppenheimer VAF - Bond Fund (OppBdFd)
           962,172 shares (cost $11,565,981) .......................................       11,536,443
         Oppenheimer VAF - Global Securities Fund (OppGlSec)
           967,764 shares (cost $18,409,852) .......................................       21,000,473
         Oppenheimer VAF - Growth Fund (OppGro)
           64,816 shares (cost $2,164,670) .........................................        2,243,291
         Oppenheimer VAF - Multiple Strategies Fund (OppMult)
           818,194 shares (cost $12,767,490) .......................................       14,007,487
         Strong Opportunity Fund II, Inc. (StOpp2)
           1,409,479 shares (cost $26,638,015) .....................................       30,642,065
         Strong VIF - Strong Discovery Fund II (StDisc2)
           653,618 shares (cost $7,827,045) ........................................        8,346,700
         Strong VIF - Strong International Stock Fund II (StIntStk2)
           209,781 shares (cost $2,145,908) ........................................        2,066,339
         Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
           273,666 shares (cost $2,988,486) ........................................        3,081,481
         Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
           249,511 shares (cost $2,676,543) ........................................        2,083,417
         Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
           486,102 shares (cost $6,420,938) ........................................        5,614,477
         Van Kampen American Capital LIT -
         Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
           522,318 shares (cost $8,472,797) ........................................        7,735,524
         Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
           952,459 shares (cost $11,058,509) .......................................       11,315,211
         Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
           66,154 shares (cost $845,215) ...........................................          828,251
         Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
           936,121 shares (cost $15,949,098) .......................................       16,166,811
                                                                                        -------------
              Total investments ....................................................      815,234,012
         Accounts receivable .......................................................          466,905
                                                                                        -------------
              Total assets .........................................................      815,700,917
ACCOUNTS PAYABLE ...................................................................            -
                                                                                        -------------
CONTRACT OWNERS' EQUITY (NOTE 7)                                                        $ 815,700,917
                                                                                        =============


See accompanying notes to financial statements.

================================================================================

================================================================================

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                  (UNAUDITED)

                                                        TOTAL                                   ACVPBAL
                                   -------------------------------------------    -----------------------------------
                                        1998           1997           1996          1998          1997         1996
                                   -------------   ------------   ------------    ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ........... $   8,712,917      6,598,185      4,149,513       73,602       32,123       23,296
  Mortality and expense charges
    (note 3): ....................    (3,308,897)    (2,031,589)    (1,315,797)     (17,983)     (12,305)      (8,412)
                                   -------------   ------------   ------------    ---------    ---------    ---------
    Net investment activity ......     5,404,020      4,566,596      2,833,716       55,619       19,818       14,884
                                   -------------   ------------   ------------    ---------    ---------    ---------
  Proceeds from mutual fund
    shares sold ..................   346,442,595    178,546,434    116,343,494      398,417      733,516       77,288
  Cost of mutual funds sold ......  (325,822,763)  (169,848,226)  (111,224,578)    (384,342)    (596,324)     (65,616)
                                   -------------   ------------   ------------    ---------    ---------    ---------
    Realized gain (loss) on
      investments ................    20,619,832      8,698,208      5,118,916       14,075      137,192       11,672
  Change in unrealized gain (loss)
    on investments ...............    11,837,526     25,785,917     (1,126,037)      38,521      (33,179)       7,335
                                   -------------   ------------   ------------    ---------    ---------    ---------
    Net gain (loss) on investments    32,457,358     34,484,125      3,992,879       52,596      104,013       19,007
                                   -------------   ------------   ------------    ---------    ---------    ---------
  Reinvested capital gains .......    38,188,195     13,736,609      8,292,180      456,397      126,771       48,768
                                   -------------   ------------   ------------    ---------    ---------    ---------
      Net change in contract
        owner's equity resulting
        from operations ..........    76,049,573     52,787,330     15,118,775      564,612      250,602       82,659
                                   -------------   ------------   ------------    ---------    ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .........   120,409,700     98,790,341     73,416,698      979,546      408,858      566,583
  Surrenders .....................    (8,014,830)    (4,997,122)    (2,048,468)     (12,549)     (13,352)      (8,341)
  Death benefits (note 4) ........      (672,575)      (389,210)      (161,113)     (12,669)     (21,630)        (150)
  Policy loans (net of repayments)
    (note 5) .....................    (8,069,812)    (4,913,143)    (3,157,787)     (25,563)     (31,216)     (30,227)
  Deductions for surrender charges
    (note 2d) ....................      (986,904)      (565,766)      (280,868)      (1,546)      (1,510)      (1,144)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) ............   (21,601,557)   (15,856,317)   (10,343,299)     (19,712)     (11,537)      (5,804)
                                   -------------   ------------   ------------    ---------    ---------    ---------
      Net equity transactions ....    81,064,022     72,068,783     57,425,163      907,507      329,613      520,917
                                   -------------   ------------   ------------    ---------    ---------    ---------
NET CHANGE IN CONTRACT
  OWNERS' EQUITY .................   157,113,595    124,856,113     72,543,938    1,472,119      580,215      603,576
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ............   658,587,322    409,169,174    237,069,643    3,711,460    2,648,246    1,528,781
                                   -------------   ------------   ------------    ---------    ---------    ---------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .................. $ 815,700,917    534,025,287    309,613,581    5,183,579    3,228,461    2,132,357
                                   =============   ============   ============    =========    =========    =========

                                                    ACVPCAPAP
                                     --------------------------------------
                                        1998          1997          1996
                                     ----------   -----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........           --            --            --
  Mortality and expense charges
    (note 3): ....................      (55,863)      (49,949)      (54,840)
                                     ----------   -----------    ----------
    Net investment activity ......      (55,863)      (49,949)      (54,840)

  Proceeds from mutual fund
    shares sold ..................    4,530,068    10,989,347     8,553,968
  Cost of mutual funds sold ......   (4,963,656)  (12,470,634)   (7,652,865)
                                     ----------   -----------    ----------
    Realized gain (loss) on
      investments ................     (433,588)   (1,481,287)      901,103
  Change in unrealized gain (loss)
    on investments ...............      (98,390)      776,851    (2,065,166)
                                     ----------   -----------    ----------
    Net gain (loss) on investments     (531,978)     (704,436)   (1,164,063)
                                     ----------   -----------    ----------
  Reinvested capital gains .......      626,544       235,182     1,326,119
                                     ----------   -----------    ----------
      Net change in contract
        owner's equity resulting
        from operations ..........       38,703      (519,203)      107,216
                                     ----------   -----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .........      100,295        84,154     1,462,219
  Surrenders .....................     (152,685)     (143,897)      (85,127)
  Death benefits (note 4) ........         (833)         (170)       (6,729)
  Policy loans (net of repayments)
    (note 5) .....................     (125,436)     (123,469)      (94,789)
  Deductions for surrender charges
    (note 2d) ....................      (18,801)      (16,292)      (11,672)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) ............     (195,713)     (173,679)     (109,799)
                                     ----------   -----------    ----------
      Net equity transactions ....     (393,173)     (373,353)    1,154,103
                                     ----------   -----------    ----------
NET CHANGE IN CONTRACT
  OWNERS' EQUITY .................     (354,470)     (892,556)    1,261,319
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ............   12,118,077    11,978,588    10,476,806
                                     ----------   -----------    ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ..................   11,763,607    11,086,032    11,738,125
                                     ==========   ===========    ==========

================================================================================

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                   (UNAUDITED)

                                             ACVPINCGR                            ACVPINT
                                     ------------------------    -----------------------------------------
                                        1998     1997    1996       1998            1997           1996
                                     ---------   ----    ----    -----------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............  $      --     --      --         48,574         39,611         27,668
  Mortality and expense charges
    (note 3): .....................       (288)    --      --        (46,064)       (18,536)        (7,601)
                                     ---------   ----    ----    -----------     ----------     ----------
    Net investment activity .......       (288)    --      --          2,510         21,075         20,067
                                     ---------   ----    ----    -----------     ----------     ----------

  Proceeds from mutual fund
    shares sold ...................    290,487     --      --     15,617,159      7,057,562      1,084,058
  Cost of mutual funds sold .......   (290,790)    --      --    (14,405,140)    (6,470,361)    (1,028,718)
                                     ---------   ----    ----    -----------     ----------     ----------
    Realized gain (loss) on
      investments .................       (303)    --      --      1,212,019        587,201         55,340
  Change in unrealized gain (loss)
    on investments ................      4,236     --      --        218,959         30,923         16,439
                                     ---------   ----    ----    -----------     ----------     ----------
    Net gain (loss) on investments       3,933     --      --      1,430,978        618,124         71,779
                                     ---------   ----    ----    -----------     ----------     ----------
  Reinvested capital gains ........         --     --      --        498,648         76,392          9,223
                                     ---------   ----    ----    -----------     ----------     ----------
      Net change in contract
        owner's equity resulting
        from operations ...........      3,645     --      --      1,932,136        715,591        101,069
                                     ---------   ----    ----    -----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ..........    244,934     --      --      4,760,062      1,317,591        795,482
  Surrenders ......................         --     --      --        (74,430)       (14,771)        (2,993)
  Death benefits (note 4) .........         --     --      --        (11,587)            --             --
  Policy loans (net of repayments)
    (note 5) ......................         --     --      --        (52,106)       (28,820)        (9,009)
  Deductions for surrender charges
    (note 2d) .....................         --     --      --         (9,165)        (1,672)          (410)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) .............         --     --      --        (97,701)       (52,553)       (20,610)
                                     ---------   ----    ----    -----------     ----------     ----------
      Net equity transactions .....    244,934     --      --      4,515,073      1,219,775        762,460
                                     ---------   ----    ----    -----------     ----------     ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..................    248,579     --      --      6,447,209      1,935,366        863,529
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .............         --     --      --      6,586,196      3,438,047      1,108,729
                                     ---------   ----    ----    -----------     ----------     ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ...................  $ 248,579     --      --     13,033,405      5,373,413      1,972,258
                                     =========   ====    ====    ===========     ==========     ==========

                                                      ACVPVALUE
                                       ----------------------------------
                                          1998            1997       1996
                                       ----------      ---------     ----
INVESTMENT ACTIVITY:
  Reinvested dividends ............        14,238          1,245       --
  Mortality and expense charges
    (note 3): .....................        (9,936)        (1,403)      --
                                       ----------      ---------     ----
    Net investment activity .......         4,302           (158)      --
                                       ----------      ---------     ----

  Proceeds from mutual fund
    shares sold ...................     2,479,537        274,048       --
  Cost of mutual funds sold .......    (2,351,215)      (259,254)      --
                                       ----------      ---------     ----
    Realized gain (loss) on
      investments .................       128,322         14,794       --
  Change in unrealized gain (loss)
    on investments ................      (191,778)        35,310       --
                                       ----------      ---------     ----
    Net gain (loss) on investments        (63,456)        50,104       --
                                       ----------      ---------     ----
  Reinvested capital gains ........       169,984          2,540       --
                                       ----------      ---------     ----
      Net change in contract
        owner's equity resulting
        from operations ...........       110,830         52,486       --
                                       ----------      ---------     ----

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ..........       860,516      1,060,635       --
  Surrenders ......................       (43,636)            --       --
  Death benefits (note 4) .........            --             --       --
  Policy loans (net of repayments)
    (note 5) ......................       (20,713)            --       --
  Deductions for surrender charges
    (note 2d) .....................        (5,373)            --       --
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) .............        (3,488)            --       --
                                       ----------      ---------     ----
      Net equity transactions .....       787,306      1,060,635       --
                                       ----------      ---------     ----

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..................       898,136      1,113,121       --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .............     1,715,117          9,129       --
                                       ----------      ---------     ----
CONTRACT OWNERS' EQUITY
  END OF PERIOD ...................     2,613,253      1,122,250       --
                                       ==========      =========     ====

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                  (UNAUDITED)

                                                      DRYSRGRO                                       DRYSTKIX
                                     -----------------------------------------      -----------------------------------------
                                          1998          1997            1996           1998             1997           1996
                                     -----------     ----------      ---------      ----------      ----------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ............  $        --             --             --         394,083         194,348         81,147
  Mortality and expense charges
    (note 3): .....................      (36,017)       (16,456)        (6,436)       (231,915)        (92,673)       (29,950)
                                     -----------     ----------      ---------      ----------      ----------      ---------
    Net investment activity .......      (36,017)       (16,456)        (6,436)        162,168         101,675         51,197
                                     -----------     ----------      ---------      ----------      ----------      ---------

  Proceeds from mutual fund
    shares sold ...................    8,770,733      2,909,748        718,421      13,290,398       4,331,924        609,559
  Cost of mutual funds sold .......   (8,106,177)    (2,776,946)      (622,598)     (9,737,886)     (3,548,409)      (487,073)
                                     -----------     ----------      ---------      ----------      ----------      ---------
    Realized gain (loss) on
      investments .................      664,556        132,802         95,823       3,552,512         783,515        122,486
  Change in unrealized gain (loss)
    on investments ................      745,098        476,820         13,448       4,563,240       3,160,589        387,462
                                     -----------     ----------      ---------      ----------      ----------      ---------
    Net gain (loss) on investments     1,409,654        609,622        109,271       8,115,752       3,944,104        509,948
                                     -----------     ----------      ---------      ----------      ----------      ---------
  Reinvested capital gains ........           --             --             --          97,930              --             --
                                     -----------     ----------      ---------      ----------      ----------      ---------
      Net change in contract
        owner's equity resulting
        from operations ...........    1,373,637        593,166        102,835       8,375,850       4,045,779        561,145
                                     -----------     ----------      ---------      ----------      ----------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ..........    1,211,880      1,462,069        653,154      13,488,706      10,881,675      3,770,426
  Surrenders ......................      (74,911)       (41,533)        (1,562)       (286,427)       (128,386)       (10,245)
  Death benefits (note 4) .........         (926)            --             --        (390,115)        (39,008)          (192)
  Policy loans (net of repayments)
    (note 5) ......................      (83,393)       (38,087)       (10,862)       (409,581)       (133,804)       (74,060)
  Deductions for surrender charges
    (note 2d) .....................       (9,224)        (4,702)          (214)        (35,269)        (14,536)        (1,405)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) .............      (55,835)       (34,449)       (14,311)       (478,514)       (230,834)       (80,342)
                                     -----------     ----------      ---------      ----------      ----------      ---------
      Net equity transactions .....      987,591      1,343,298        626,205      11,888,800      10,335,107      3,604,182
                                     -----------     ----------      ---------      ----------      ----------      ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..................    2,361,228      1,936,464        729,040      20,264,650      14,380,886      4,165,327
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .............    7,215,240      2,949,723      1,083,874      43,989,896      15,484,934      4,676,200
                                     -----------     ----------      ---------      ----------      ----------      ---------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ...................  $ 9,576,468      4,886,187      1,812,914      64,254,546      29,865,820      8,841,527
                                     ===========     ==========      =========      ==========      ==========      =========

                                                  DRYCAPAP
                                       ----------------------------
                                          1998        1997     1996
                                       ----------     ----    -----
INVESTMENT ACTIVITY:
  Reinvested dividends ............           345       --      --
  Mortality and expense charges
    (note 3): .....................        (7,936)      --      --
                                       ----------     ----    ----
    Net investment activity .......        (7,591)      --      --
                                       ----------     ----    ----

  Proceeds from mutual fund
    shares sold ...................    10,071,068       --      --
  Cost of mutual funds sold .......    (9,782,670)      --      --
                                       ----------     ----    ----
    Realized gain (loss) on
      investments .................       288,398       --      --
  Change in unrealized gain (loss)
    on investments ................        59,122       --      --
                                       ----------     ----    ----
    Net gain (loss) on investments        347,520       --      --
                                       ----------     ----    ----
  Reinvested capital gains ........         1,151       --      --
                                       ----------     ----    ----
      Net change in contract
        owner's equity resulting
        from operations ...........       341,080       --      --
                                       ----------     ----    ----

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ..........     3,120,275       --      --
  Surrenders ......................        (8,948)      --      --
  Death benefits (note 4) .........            --       --      --
  Policy loans (net of repayments)
    (note 5) ......................        (4,391)      --      --
  Deductions for surrender charges
    (note 2d) .....................        (1,102)      --      --
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) .............        (2,876)      --      --
                                       ----------     ----    ----
      Net equity transactions .....     3,102,958       --      --
                                       ----------     ----    ----

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..................     3,444,038       --      --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .............       431,596       --      --
                                       ----------     ----    ----
CONTRACT OWNERS' EQUITY
  END OF PERIOD ...................     3,875,634       --      --
                                       ==========     ====    ====

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                  (UNAUDITED)

                                                     DRYGRINC                                FIDVIPEI
                                        --------------------------------     ------------------------------------------
                                           1998           1997      1996        1998            1997            1996
                                        ----------      -------     ----     ----------      ----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............  $     8,240        3,397       --        997,915         783,723          46,329
  Mortality and expense charges
    (note 3): .......................       (7,149)        (808)      --       (359,708)       (226,025)       (161,967)
                                        ----------      -------     ----     ----------      ----------      ----------
    Net investment activity .........        1,091        2,589       --        638,207         557,698        (115,638)
                                        ----------      -------     ----     ----------      ----------      ----------

  Proceeds from mutual fund
    shares sold .....................    2,125,660      734,728       --      2,422,015       2,187,621       4,217,426
  Cost of mutual funds sold .........   (2,061,669)    (714,298)      --     (1,533,056)     (1,661,421)     (3,359,665)
                                        ----------      -------     ----     ----------      ----------      ----------
    Realized gain (loss) on
      investments ...................       63,991       20,430       --        888,959         526,200         857,761
  Change in unrealized gain (loss)
    on investments ..................      (27,858)       4,117       --      2,123,447       2,550,290        (474,758)
                                        ----------      -------     ----     ----------      ----------      ----------
    Net gain (loss) on investments ..       36,133       24,547       --      3,012,406       3,076,490         383,003
                                        ----------      -------     ----     ----------      ----------      ----------
  Reinvested capital gains ..........       29,897        1,225       --      3,551,403       3,940,387       1,328,108
                                        ----------      -------     ----     ----------      ----------      ----------
      Net change in contract
        owner's equity resulting
        from operations .............       67,121       28,361       --      7,202,016       7,574,575       1,595,473
                                        ----------      -------     ----     ----------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ............      693,027      421,107       --      9,479,863       8,834,333       7,726,294
  Surrenders ........................      (25,517)          --       --       (573,862)       (534,187)        (76,556)
  Death benefits (note 4) ...........           --           --       --         (1,981)        (31,441)         (2,813)
  Policy loans (net of repayments)
    (note 5) ........................       (5,687)          --       --       (605,617)       (340,317)       (308,591)
  Deductions for surrender charges
    (note 2d) .......................       (3,142)          --       --        (70,662)        (60,480)        (10,497)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) ...............       (1,467)          --       --     (2,765,688)     (2,040,084)     (1,337,079)
                                        ----------      -------     ----     ----------      ----------      ----------
      Net equity transactions .......      657,214      421,107       --      5,462,053       5,827,824       5,990,758
                                        ----------      -------     ----     ----------      ----------      ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ....................      724,335      449,468       --     12,664,069      13,402,399       7,586,231
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...............    1,202,853           --       --     69,728,573      44,818,783      28,506,797
                                        ----------      -------     ----     ----------      ----------      ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .....................   $1,927,188      449,468       --     82,392,642      58,221,182      36,093,028
                                        ==========      =======     ====     ==========      ==========      ==========

                                                         FIDVIPGR
                                        ------------------------------------------
                                          1998             1997            1996
                                        ----------      ----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............      398,089         370,457          95,668
  Mortality and expense charges
    (note 3): .......................     (381,285)       (254,124)       (186,684)
                                        ----------      ----------      ----------
    Net investment activity .........       16,804         116,333         (91,016)
                                        ----------      ----------      ----------

  Proceeds from mutual fund
    shares sold .....................   29,018,085      29,878,672      22,867,484
  Cost of mutual funds sold .........  (25,477,997)    (27,393,746)    (23,422,240)
                                        ----------      ----------      ----------
    Realized gain (loss) on
      investments ...................    3,540,088       2,484,926        (554,756)
  Change in unrealized gain (loss)
    on investments ..................      425,707       3,124,958       1,890,715
                                        ----------      ----------      ----------
    Net gain (loss) on investments ..    3,965,795       5,609,884       1,335,959
                                        ----------      ----------      ----------
  Reinvested capital gains ..........   10,413,177       1,658,235       2,415,616
                                        ----------      ----------      ----------
      Net change in contract
        owner's equity resulting
        from operations .............   14,395,776       7,384,452       3,660,559
                                        ----------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ............    8,952,047       5,250,341      11,240,743
  Surrenders ........................     (785,432)       (464,563)       (174,503)
  Death benefits (note 4) ...........      (28,916)        (24,698)        (14,084)
  Policy loans (net of repayments)
    (note 5) ........................     (549,848)       (552,330)       (257,181)
  Deductions for surrender charges
    (note 2d) .......................      (96,714)        (52,597)        (23,926)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) ...............   (1,651,805)     (1,312,297)       (906,321)
                                        ----------      ----------      ----------
      Net equity transactions .......    5,839,332       2,843,856       9,864,728
                                        ----------      ----------      ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ....................   20,235,108      10,228,308      13,525,287
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...............   74,962,498      53,895,576      33,131,418
                                        ----------      ----------      ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .....................   95,197,606      64,123,884      46,656,705
                                        ==========      ==========      ==========

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                  (UNAUDITED)

                                                            FIDVIPHI                                      FIDVIPOV
                                        --------------------------------------------     ------------------------------------------
                                            1998             1997            1996           1998            1997            1996
                                        ------------      ----------      ----------     ----------      ----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............   $  1,930,736       1,246,428         778,006        372,727         285,975         145,650
  Mortality and expense charges
    (note 3): .......................       (124,734)        (80,934)        (51,187)      (102,878)        (82,408)        (64,369)
                                        ------------      ----------      ----------     ----------      ----------      ----------
    Net investment activity .........      1,806,002       1,165,494         726,819        269,849         203,567          81,281
                                        ------------      ----------      ----------     ----------      ----------      ----------

  Proceeds from mutual fund
    shares sold .....................      4,053,136       6,574,913       5,784,527     14,455,861       3,210,172       2,130,877
  Cost of mutual funds sold .........     (3,792,211)     (6,245,963)     (5,477,560)   (13,197,934)     (2,676,739)     (2,047,564)
                                        ------------      ----------      ----------     ----------      ----------      ----------
    Realized gain (loss) on
      investments ...................        260,925         328,950         306,967      1,257,927         533,433          83,313
  Change in unrealized gain (loss)
    on investments ..................     (2,153,392)       (323,477)       (475,040)       386,106         981,703         542,923
                                        ------------      ----------      ----------     ----------      ----------      ----------
    Net gain (loss) on investments ..     (1,892,467)          5,473        (168,073)     1,644,033       1,515,136         626,236
                                        ------------      ----------      ----------     ----------      ----------      ----------
  Reinvested capital gains ..........      1,226,822         154,053         152,219      1,098,565       1,135,234         160,215
                                        ------------      ----------      ----------     ----------      ----------      ----------
      Net change in contract
        owner's equity resulting
        from operations .............      1,140,357       1,325,020         710,965      3,012,447       2,853,937         867,732
                                        ------------      ----------      ----------     ----------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ............      6,608,088       3,890,660       2,283,950      2,193,341       4,404,678       2,965,966
  Surrenders ........................       (139,130)        (86,946)        (35,730)      (218,321)       (197,540)        (50,516)
  Death benefits (note 4) ...........         (6,340)        (18,850)         (1,077)        (5,293)         (9,400)         (1,984)
  Policy loans (net of repayments)
    (note 5) ........................       (192,807)       (165,207)        (89,708)      (231,665)       (145,652)       (127,873)
  Deductions for surrender charges
    (note 2d) .......................        (17,132)         (9,844)         (4,899)       (26,883)        (22,365)         (6,926)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) ...............     (1,777,126)     (1,366,914)       (879,366)      (780,983)       (634,759)       (518,809)
                                        ------------      ----------      ----------     ----------      ----------      ----------
      Net equity transactions .......      4,475,553       2,242,899       1,273,170        930,196       3,394,962       2,259,858
                                        ------------      ----------      ----------     ----------      ----------      ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ....................      5,615,910       3,567,919       1,984,135      3,942,643       6,248,899       3,127,590
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...............     25,162,314      17,054,239       9,953,685     19,093,154      16,202,132      11,522,573
                                        ------------      ----------      ----------     ----------      ----------      ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .....................   $ 30,778,224      20,622,158      11,937,820     23,035,797      22,451,031      14,650,163
                                        ============      ==========      ==========     ==========      ==========      ==========

                                                          FIDVIPAM
                                         ------------------------------------------
                                            1998            1997            1996
                                         ----------      ----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............       894,977         787,310         678,218
  Mortality and expense charges
    (note 3): .......................      (142,762)       (109,092)        (94,904)
                                         ----------      ----------      ----------
    Net investment activity .........       752,215         678,218         583,314
                                         ----------      ----------      ----------

  Proceeds from mutual fund
    shares sold .....................     1,593,036       1,295,655       1,531,968
  Cost of mutual funds sold .........    (1,298,529)     (1,217,135)     (1,526,788)
                                         ----------      ----------      ----------
    Realized gain (loss) on
      investments ...................       294,507          78,520           5,180
  Change in unrealized gain (loss)
    on investments ..................    (1,236,595)       (299,457)       (140,933)
                                         ----------      ----------      ----------
    Net gain (loss) on investments ..      (942,088)       (220,937)       (135,753)
                                         ----------      ----------      ----------
  Reinvested capital gains ..........     2,684,931       1,974,948         559,232
                                         ----------      ----------      ----------
      Net change in contract
        owner's equity resulting
        from operations .............     2,495,058       2,432,229       1,006,793
                                         ----------      ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ............     1,439,623       1,499,298         996,395
  Surrenders ........................      (627,160)       (288,598)       (141,046)
  Death benefits (note 4) ...........        (1,045)        (50,760)             10
  Policy loans (net of repayments)
    (note 5) ........................         3,401        (145,897)       (265,228)
  Deductions for surrender charges
    (note 2d) .......................       (77,225)        (32,675)        (19,339)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) ...............      (232,307)       (177,668)       (148,954)
                                         ----------      ----------      ----------
      Net equity transactions .......       505,287         803,700         421,838
                                         ----------      ----------      ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ....................     3,000,345       3,235,929       1,428,631
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...............    28,264,549      22,315,298      18,514,436
                                         ----------      ----------      ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .....................    31,264,894      25,551,227      19,943,067
                                         ==========      ==========      ==========

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                  (UNAUDITED)

                                                         FIDVIPCON                              FIDVIPGROP
                                        -------------------------------------------      ------------------------
                                            1998             1997            1996           1998     1997    1996
                                        ------------      ----------      ---------      ---------   ----    ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..............   $    208,958         131,312             --         20,203     --      --
  Mortality and expense charges
    (note 3): .......................       (145,059)        (77,620)       (21,276)       (11,337)    --      --
                                        ------------      ----------      ---------      ---------   ----    ----
    Net investment activity .........         63,899          53,692        (21,276)         8,866     --      --
                                        ------------      ----------      ---------      ---------   ----    ----

  Proceeds from mutual fund
    shares sold .....................      1,380,112         984,338        505,323        997,348     --      --
  Cost of mutual funds sold .........       (962,695)       (797,289)      (464,510)      (958,638)    --      --
                                        ------------      ----------      ---------      ---------   ----    ----
    Realized gain (loss) on
      investments ...................        417,417         187,049         40,813         38,710     --      --
  Change in unrealized gain (loss)
    on investments ..................      3,079,468       1,493,873        273,555        116,037     --      --
                                        ------------      ----------      ---------      ---------   ----    ----
    Net gain (loss) on investments ..      3,496,885       1,680,922        314,368        154,747     --      --
                                        ------------      ----------      ---------      ---------   ----    ----
  Reinvested capital gains ..........      1,537,336         347,039         28,665         70,230     --      --
                                        ------------      ----------      ---------      ---------   ----    ----
      Net change in contract
        owner's equity resulting
        from operations .............      5,098,120       2,081,653        321,757        233,843     --      --
                                        ------------      ----------      ---------      ---------   ----    ----

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ............      6,402,896       7,159,944      3,731,995      2,682,598     --      --
  Surrenders ........................       (234,804)       (282,329)       (15,231)       (17,235)    --      --
  Death benefits (note 4) ...........        (17,032)         (8,666)        (2,439)        (9,221)    --      --
  Policy loans (net of repayments)
    (note 5) ........................       (276,399)       (148,228)       (12,361)        (3,587)    --      --
  Deductions for surrender charges
    (note 2d) .......................        (28,913)        (31,965)        (2,088)        (2,122)    --      --
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) ...............       (195,246)       (128,236)       (49,319)        (7,621)    --      --
                                        ------------      ----------      ---------      ---------   ----    ----
      Net equity transactions .......      5,650,502       6,560,520      3,650,557      2,642,812     --      --
                                        ------------      ----------      ---------      ---------   ----    ----

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ....................     10,748,622       8,642,173      3,972,314      2,876,655     --      --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...............     28,807,807      13,658,616      2,692,695      1,109,019     --      --
                                        ------------      ----------      ---------      ---------   ----    ----
CONTRACT OWNERS' EQUITY
  END OF PERIOD .....................   $ 39,556,429      22,300,789      6,665,009      3,985,674     --      --
                                        ============      ==========      =========      =========   ====    ====

                                                   MSEMMKT
                                           ----------------------
                                             1998    1997    1996
                                           -------   ----    ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..............           --     --      --
  Mortality and expense charges
    (note 3): .......................       (1,414)    --      --
                                           -------   ----    ----
    Net investment activity .........       (1,414)    --      --
                                           -------   ----    ----

  Proceeds from mutual fund
    shares sold .....................    1,007,212     --      --
  Cost of mutual funds sold .........     (990,693)    --      --
                                           -------   ----    ----
    Realized gain (loss) on
      investments ...................       16,519     --      --
  Change in unrealized gain (loss)
    on investments ..................      (32,273)    --      --
                                           -------   ----    ----
    Net gain (loss) on investments ..      (15,754)    --      --
                                           -------   ----    ----
  Reinvested capital gains ..........           --     --      --
                                           -------   ----    ----
      Net change in contract
        owner's equity resulting
        from operations .............      (17,168)    --      --
                                           -------   ----    ----

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ............      135,616     --      --
  Surrenders ........................           --     --      --
  Death benefits (note 4) ...........           (9)    --      --
  Policy loans (net of repayments)
    (note 5) ........................       (2,802)    --      --
  Deductions for surrender charges
    (note 2d) .......................           --     --      --
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) ...............         (535)    --      --
                                           -------   ----    ----
      Net equity transactions .......      132,270     --      --
                                           -------   ----    ----

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ....................      115,102     --      --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...............      251,886     --      --
                                           -------   ----    ----
CONTRACT OWNERS' EQUITY
  END OF PERIOD .....................      366,988     --      --
                                           =======   ====    ====

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                  (UNAUDITED)

                                                         NSATCAPAP                                    NSATGVTBD
                                     -------------------------------------------     -----------------------------------------
                                         1998             1997           1996            1998           1997           1996
                                     ------------     -----------     ----------     -----------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............  $    121,805          62,199         31,284         277,274        234,376        158,974
  Mortality and expense charges
    (note 3): .....................      (111,697)        (42,582)       (15,200)        (51,167)       (37,537)       (28,115)
                                     ------------     -----------     ----------     -----------     ----------     ----------
    Net investment activity .......        10,108          19,617         16,084         226,107        196,839        130,859
                                     ------------     -----------     ----------     -----------     ----------     ----------

  Proceeds from mutual fund
    shares sold ...................    24,884,337       4,921,781        544,969      11,696,556      1,635,728      1,009,523
  Cost of mutual funds sold .......   (22,114,759)     (4,156,194)      (419,736)    (11,614,793)    (1,543,241)      (956,843)
                                     ------------     -----------     ----------     -----------     ----------     ----------
    Realized gain (loss) on
      investments .................     2,769,578         765,587        125,233          81,763         92,487         52,680
  Change in unrealized gain (loss)
    on investments ................     1,558,683       1,117,587        161,201          20,571       (114,153)      (285,025)
                                     ------------     -----------     ----------     -----------     ----------     ----------
    Net gain (loss) on investments      4,328,261       1,883,174        286,434         102,334        (21,666)      (232,345)
                                     ------------     -----------     ----------     -----------     ----------     ----------
  Reinvested capital gains ........            --              --             --              --             --             --
                                     ------------     -----------     ----------     -----------     ----------     ----------
      Net change in contract
        owner's equity resulting
        from operations ...........     4,338,369       1,902,791        302,518         328,441        175,173       (101,486)
                                     ------------     -----------     ----------     -----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ..........     6,323,233       4,336,180        942,629       1,639,555      1,514,145        632,974
  Surrenders ......................      (158,780)        (84,113)       (13,481)       (122,655)       (50,832)       (21,261)
  Death benefits (note 4) .........        (5,133)         (1,034)            --          (2,663)            --           (183)
  Policy loans (net of repayments)
    (note 5) ......................      (360,416)       (168,059)         9,054        (253,465)       (89,293)      (107,818)
  Deductions for surrender charges
    (note 2d) .....................       (19,551)         (9,523)        (1,848)        (15,103)        (5,755)        (2,915)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) .............      (407,187)       (124,916)       (24,462)       (739,318)      (635,462)      (396,634)
                                     ------------     -----------     ----------     -----------     ----------     ----------
      Net equity transactions .....     5,372,166       3,948,535        911,892         506,351        732,803        104,163
                                     ------------     -----------     ----------     -----------     ----------     ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..................     9,710,535       5,851,326      1,214,410         834,792        907,976          2,677
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .............    21,752,456       8,227,786      2,862,000       9,022,990      6,680,010      5,308,833
                                     ------------     -----------     ----------     -----------     ----------     ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ...................  $ 31,462,991      14,079,112      4,076,410       9,857,782      7,587,986      5,311,510
                                     ============     ===========     ==========     ===========     ==========     ==========

                                                        NSATMYMKT
                                       --------------------------------------------
                                           1998            1997             1996
                                       ------------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ............       1,169,613         945,560         616,338
  Mortality and expense charges
    (note 3): .....................        (195,090)       (171,737)       (133,797)
                                       ------------     -----------     -----------
    Net investment activity .......         974,523         773,823         482,541
                                       ------------     -----------     -----------

  Proceeds from mutual fund
    shares sold ...................     102,312,184      54,608,919      36,357,577
  Cost of mutual funds sold .......    (102,312,184)    (54,608,919)    (36,357,577)
                                       ------------     -----------     -----------
    Realized gain (loss) on
      investments .................              --              --              --
  Change in unrealized gain (loss)
    on investments ................              --              --              --
                                       ------------     -----------     -----------
    Net gain (loss) on investments               --              --              --
                                       ------------     -----------     -----------
  Reinvested capital gains ........              --              --              --
                                       ------------     -----------     -----------
      Net change in contract
        owner's equity resulting
        from operations ...........         974,523         773,823         482,541
                                       ------------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ..........       6,293,192       3,112,549       4,079,336
  Surrenders ......................      (1,363,346)     (1,232,956)       (641,487)
  Death benefits (note 4) .........              --          (4,912)        (94,443)
  Policy loans (net of repayments)
    (note 5) ......................        (701,509)     (1,053,158)       (794,417)
  Deductions for surrender charges
    (note 2d) .....................        (167,875)       (139,593)        (87,955)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) .............      (2,586,581)     (2,402,224)     (2,038,782)
                                       ------------     -----------     -----------
      Net equity transactions .....       1,473,881      (1,720,294)        422,252
                                       ------------     -----------     -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ..................       2,448,404        (946,471)        904,793
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .............      44,437,799      38,274,668      24,994,494
                                       ------------     -----------     -----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ...................      46,886,203      37,328,197      25,899,287
                                       ============     ===========     ===========

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                  (UNAUDITED)

                                               NSATSMCAPV                            NSATSMCO
                                       -------------------------    -----------------------------------------
                                         1998       1997    1996       1998            1997           1996
                                       --------     ----    ----    -----------     ----------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............  $     --       --      --             --             --          2,724
  Mortality and expense charges
    (note 3): .......................        (9)      --      --        (63,165)       (27,466)        (6,372)
                                       --------     ----    ----    -----------     ----------     ----------
    Net investment activity .........        (9)      --      --        (63,165)       (27,466)        (3,648)
                                       --------     ----    ----    -----------     ----------     ----------

  Proceeds from mutual fund
    shares sold .....................    57,189       --      --      4,403,010      3,734,111      1,982,754
  Cost of mutual funds sold .........   (58,378)      --      --     (4,280,792)    (3,472,617)    (1,880,901)
                                       --------     ----    ----    -----------     ----------     ----------
    Realized gain (loss) on
      investments ...................    (1,189)      --      --        122,218        261,494        101,853
  Change in unrealized gain (loss)
    on investments ..................    (1,071)      --      --        746,208        500,619         25,002
                                       --------     ----    ----    -----------     ----------     ----------
    Net gain (loss) on investments ..    (2,260)      --      --        868,426        762,113        126,855
                                       --------     ----    ----    -----------     ----------     ----------
  Reinvested capital gains ..........        --       --      --             --             --             --
                                       --------     ----    ----    -----------     ----------     ----------
      Net change in contract
        owner's equity resulting
        from operations .............    (2,269)      --      --        805,261        734,647        123,207
                                       --------     ----    ----    -----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ............   102,772       --      --      2,323,502      2,003,326      1,709,071
  Surrenders ........................        --       --      --       (143,659)       (26,751)        (2,836)
  Death benefits (note 4) ...........        --       --      --        (17,515)            --             --
  Policy loans (net of repayments)
    (note 5) ........................        --       --      --       (127,488)       (54,998)        (1,052)
  Deductions for surrender charges
    (note 2d) .......................        --       --      --        (17,689)        (3,029)          (389)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) ...............        --       --      --        (19,908)       (15,310)        (2,191)
                                       --------     ----    ----    -----------     ----------     ----------
      Net equity transactions .......   102,772       --      --      1,997,243      1,903,238      1,702,603
                                       --------     ----    ----    -----------     ----------     ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ....................   100,503       --      --      2,802,504      2,637,885      1,825,810
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...............        --       --      --     13,679,771      5,910,217        347,744
                                       --------     ----    ----    -----------     ----------     ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .....................  $100,503       --      --     16,482,275      8,548,102      2,173,554
                                       ========     ====    ====    ===========     ==========     ==========

                                                          NSATTOTRE
                                         -------------------------------------------
                                             1998            1997            1996
                                         -----------     -----------     -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............        475,135         452,129         278,271
  Mortality and expense charges
    (note 3): .......................       (358,937)       (199,255)       (109,769)
                                         -----------     -----------     -----------
    Net investment activity .........        116,198         252,874         168,502
                                         -----------     -----------     -----------

  Proceeds from mutual fund
    shares sold .....................     13,264,954       5,567,493         333,379
  Cost of mutual funds sold .........     (7,824,001)     (3,928,091)       (284,558)
                                         -----------     -----------     -----------
    Realized gain (loss) on
      investments ...................      5,440,953       1,639,402          48,821
  Change in unrealized gain (loss)
    on investments ..................      5,583,635       7,047,780       1,690,119
                                         -----------     -----------     -----------
    Net gain (loss) on investments ..     11,024,588       8,687,182       1,738,940
                                         -----------     -----------     -----------
  Reinvested capital gains ..........             --              --              --
                                         -----------     -----------     -----------
      Net change in contract
        owner's equity resulting
        from operations .............     11,140,786       8,940,056       1,907,442
                                         -----------     -----------     -----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ............     18,143,806      15,885,073       9,265,237
  Surrenders ........................       (992,942)       (387,800)       (127,751)
  Death benefits (note 4) ...........        (83,810)        (74,026)        (13,630)
  Policy loans (net of repayments)
    (note 5) ........................       (994,765)       (556,317)       (256,518)
  Deductions for surrender charges
    (note 2d) .......................       (122,265)        (43,906)        (17,516)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) ...............     (8,484,508)     (5,785,492)     (3,431,219)
                                         -----------     -----------     -----------
      Net equity transactions .......      7,465,516       9,037,532       5,418,603
                                         -----------     -----------     -----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ....................     18,606,302      17,977,588       7,326,045
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...............     74,640,126      42,378,675      22,230,340
                                         -----------     -----------     -----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .....................     93,246,428      60,356,263      29,556,385
                                         ===========     ===========     ===========

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                  (UNAUDITED)

                                                           NBAMTGRO                              NBAMTGUARD
                                        --------------------------------------------      ------------------------
                                            1998             1997            1996           1998      1997    1996
                                        ------------      ----------      ----------      -------     ----    ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............  $         --              --           3,554           --       --      --
  Mortality and expense charges
    (note 3): ........................       (88,537)        (60,656)        (47,528)         (26)      --      --
                                        ------------      ----------      ----------      -------     ----    ----
    Net investment activity ..........       (88,537)        (60,656)        (43,974)         (26)      --      --
                                        ------------      ----------      ----------      -------     ----    ----

  Proceeds from mutual fund
    shares sold ......................    17,314,434       4,346,545       4,691,223        1,458       --      --
  Cost of mutual funds sold ..........   (18,622,980)     (4,423,589)     (3,806,560)      (1,527)      --      --
                                        ------------      ----------      ----------      -------     ----    ----
    Realized gain (loss) on
      investments ....................    (1,308,546)        (77,044)        884,663          (69)      --      --
  Change in unrealized gain (loss)
    on investments ...................      (585,856)        930,941      (1,205,965)      (1,307)      --      --
                                        ------------      ----------      ----------      -------     ----    ----
    Net gain (loss) on investments ...    (1,894,402)        853,897        (321,302)      (1,376)      --      --
                                        ------------      ----------      ----------      -------     ----    ----
  Reinvested capital gains ...........     4,778,935       1,172,597         831,750           --       --      --
                                        ------------      ----------      ----------      -------     ----    ----
      Net change in contract
        owner's equity resulting
        from operations ..............     2,795,996       1,965,838         466,474       (1,402)      --      --
                                        ------------      ----------      ----------      -------     ----    ----

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .............     1,215,115         (64,103)        914,713      160,006       --      --
  Surrenders .........................      (181,476)       (145,321)       (175,469)          --       --      --
  Death benefits (note 4) ............        (3,257)         (9,223)         (4,336)          --       --      --
  Policy loans (net of repayments)
    (note 5) .........................      (853,967)       (213,837)       (105,143)          --       --      --
  Deductions for surrender charges
    (note 2d) ........................       (22,346)        (16,453)        (24,059)          --       --      --
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) ................      (184,523)       (108,131)        (49,699)      (1,263)      --      --
                                        ------------      ----------      ----------      -------     ----    ----
      Net equity transactions ........       (30,454)       (557,068)        556,007      158,743       --      --
                                        ------------      ----------      ----------      -------     ----    ----

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................     2,765,542       1,408,770       1,022,481      157,341       --      --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................    17,545,164      12,724,238       9,084,435           --       --      --
                                        ------------      ----------      ----------      -------     ----    ----
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................  $ 20,310,706      14,133,008      10,106,916      157,341       --      --
                                        ============      ==========      ==========      =======     ====    ====

                                                            NBAMTLMAT
                                            ---------------------------------------
                                               1998           1997           1996
                                            ---------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............        365,591        166,562        269,872
  Mortality and expense charges
    (note 3): ........................        (28,663)       (13,242)       (15,007)
                                            ---------      ---------      ---------
    Net investment activity ..........        336,928        153,320        254,865
                                            ---------      ---------      ---------

  Proceeds from mutual fund
    shares sold ......................      1,816,971        394,973        749,565
  Cost of mutual funds sold ..........     (1,867,186)      (398,687)      (756,694)
                                            ---------      ---------      ---------
    Realized gain (loss) on
      investments ....................        (50,215)        (3,714)        (7,129)
  Change in unrealized gain (loss)
    on investments ...................       (169,138)       (69,819)      (255,708)
                                            ---------      ---------      ---------
    Net gain (loss) on investments ...       (219,353)       (73,533)      (262,837)
                                            ---------      ---------      ---------
  Reinvested capital gains ...........             --             --             --
                                            ---------      ---------      ---------
      Net change in contract
        owner's equity resulting
        from operations ..............        117,575         79,787         (7,972)
                                            ---------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners .............       (163,038)     1,002,138       (221,678)
  Surrenders .........................        (81,322)       (15,510)        (5,236)
  Death benefits (note 4) ............             --         (7,982)            --
  Policy loans (net of repayments)
    (note 5) .........................       (303,704)       (23,033)       (15,728)
  Deductions for surrender charges
    (note 2d) ........................        (10,014)        (1,756)          (718)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) ................        (48,776)       (39,484)       (25,831)
                                            ---------      ---------      ---------
      Net equity transactions ........       (606,854)       914,373       (269,191)
                                            ---------      ---------      ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................       (489,279)       994,160       (277,163)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................      5,891,455      2,771,458      3,114,967
                                            ---------      ---------      ---------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ......................      5,402,176      3,765,618      2,837,804
                                            =========      =========      =========

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                  (UNAUDITED)

                                                           NBAMTPART                                      OPPBDFD
                                        -------------------------------------------      ----------------------------------------
                                            1998             1997           1996            1998           1997           1996
                                        ------------      ----------      ---------      ----------      ---------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............   $    123,869          38,636         10,660         177,251        207,936        135,033
  Mortality and expense charges
    (note 3): .......................       (149,612)        (63,266)       (21,146)        (46,258)       (28,435)       (20,053)
                                        ------------      ----------      ---------      ----------      ---------      ---------
    Net investment activity .........        (25,743)        (24,630)       (10,486)        130,993        179,501        114,980
                                        ------------      ----------      ---------      ----------      ---------      ---------

  Proceeds from mutual fund
    shares sold .....................      8,935,619       6,548,053      1,342,872       8,819,212      1,333,678        369,049
  Cost of mutual funds sold .........     (7,365,832)     (5,452,852)    (1,100,513)     (8,665,115)    (1,264,643)      (358,720)
                                        ------------      ----------      ---------      ----------      ---------      ---------
    Realized gain (loss) on
      investments ...................      1,569,787       1,095,201        242,359         154,097         69,035         10,329
  Change in unrealized gain (loss)
    on investments ..................     (3,799,608)        414,144         64,200        (117,816)      (105,073)      (158,746)
                                        ------------      ----------      ---------      ----------      ---------      ---------
    Net gain (loss) on investments ..     (2,229,821)      1,509,345        306,559          36,281        (36,038)      (148,417)
                                        ------------      ----------      ---------      ----------      ---------      ---------
  Reinvested capital gains ..........      3,901,869         594,994        133,254         160,413         20,983          2,481
                                        ------------      ----------      ---------      ----------      ---------      ---------
      Net change in contract
        owner's equity resulting
        from operations .............      1,646,305       2,079,709        429,327         327,687        164,446        (30,956)
                                        ------------      ----------      ---------      ----------      ---------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ............      7,539,397       5,982,681      3,000,357       2,531,359        956,859        469,104
  Surrenders ........................       (347,798)        (70,250)       (52,813)       (152,557)       (44,287)       (18,604)
  Death benefits (note 4) ...........         (3,394)             --             --            (976)            --             --
  Policy loans (net of repayments)
    (note 5) ........................       (854,379)        (79,239)       (84,693)        (47,429)       (56,812)       (76,310)
  Deductions for surrender charges
    (note 2d) .......................        (42,826)         (7,954)        (7,241)        (18,785)        (5,014)        (2,551)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) ...............       (236,276)       (148,125)       (59,787)        (54,145)       (30,273)        (9,635)
                                        ------------      ----------      ---------      ----------      ---------      ---------
      Net equity transactions .......      6,054,724       5,677,113      2,795,823       2,257,467        820,473        362,004
                                        ------------      ----------      ---------      ----------      ---------      ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ....................      7,701,029       7,756,822      3,225,150       2,585,154        984,919        331,048
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...............     28,728,327      10,650,358      2,860,017       8,824,474      5,969,243      4,061,755
                                        ------------      ----------      ---------      ----------      ---------      ---------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .....................   $ 36,429,356      18,407,180      6,085,167      11,409,628      6,954,162      4,392,803
                                        ============      ==========      =========      ==========      =========      =========

                                                              OPPGLSEC
                                            -----------------------------------------
                                               1998            1997            1996
                                            ----------      ----------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............          389,267         139,580             --
  Mortality and expense charges
    (note 3): .......................          (84,767)        (51,046)       (30,984)
                                            ----------      ----------      ---------
    Net investment activity .........          304,500          88,534        (30,984)
                                            ----------      ----------      ---------

  Proceeds from mutual fund
    shares sold .....................        2,440,838       1,071,784        401,007
  Cost of mutual funds sold .........       (1,633,051)       (841,648)      (412,925)
                                            ----------      ----------      ---------
    Realized gain (loss) on
      investments ...................          807,787         230,136        (11,918)
  Change in unrealized gain (loss)
    on investments ..................         (471,370)      1,457,606        542,039
                                            ----------      ----------      ---------
    Net gain (loss) on investments ..          336,417       1,687,742        530,121
                                            ----------      ----------      ---------
  Reinvested capital gains ..........        1,465,275              --             --
                                            ----------      ----------      ---------
      Net change in contract
        owner's equity resulting
        from operations .............        2,106,192       1,776,276        499,137
                                            ----------      ----------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ............        2,834,330       2,460,565      1,508,973
  Surrenders ........................         (173,421)        (81,415)       (30,277)
  Death benefits (note 4) ...........          (12,596)         (1,612)        (3,858)
  Policy loans (net of repayments)
    (note 5) ........................         (157,096)       (149,869)       (53,424)
  Deductions for surrender charges
    (note 2d) .......................          (21,354)         (9,218)        (4,151)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) ...............         (142,346)        (87,749)       (52,355)
                                            ----------      ----------      ---------
      Net equity transactions .......        2,327,517       2,130,702      1,364,908
                                            ----------      ----------      ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ....................        4,433,709       3,906,978      1,864,045
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...............       16,552,365       9,914,447      5,956,604
                                            ----------      ----------      ---------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .....................       20,986,074      13,821,425      7,820,649
                                            ==========      ==========      =========

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                  (UNAUDITED)

                                               OPPGRO                                   OPPMULT
                                       -----------------------      -------------------------------------------
                                          1998      1997  1996         1998             1997            1996
                                       ----------   ----  ----      ----------       ----------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .............   $    9,433     --    --         116,421          184,869         164,398
  Mortality and expense charges
    (note 3): ......................       (5,614)    --    --         (60,451)         (43,446)        (27,431)
                                       ----------   ----  ----      ----------       ----------       ---------
    Net investment activity ........        3,819     --    --          55,970          141,423         136,967
                                       ----------   ----  ----      ----------       ----------       ---------

  Proceeds from mutual fund
    shares sold ....................      209,040     --    --       1,191,372          340,657         381,332
  Cost of mutual funds sold ........     (198,084)    --    --        (910,992)        (291,730)       (332,673)
                                       ----------   ----  ----      ----------       ----------       ---------
    Realized gain (loss) on
      investments ..................       10,956     --    --         280,380           48,927          48,659
  Change in unrealized gain (loss)
    on investments .................       75,252     --    --        (200,068)         278,587          (9,507)
                                       ----------   ----  ----      ----------       ----------       ---------
    Net gain (loss) on investments         86,208     --    --          80,312          327,514          39,152
                                       ----------   ----  ----      ----------       ----------       ---------
  Reinvested capital gains .........      113,813     --    --         675,242          329,608         125,621
                                       ----------   ----  ----      ----------       ----------       ---------
    Net change in contract
      owner's equity resulting
      from operations ..............      203,840     --    --         811,524          798,545         301,740
                                       ----------   ----  ----      ----------       ----------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ...........    1,441,481     --    --       1,296,724        2,288,619       1,591,089
  Surrenders .......................      (13,335)    --    --        (330,613)         (68,513)       (208,783)
  Death benefits (note 4) ..........           --     --    --          (1,705)         (21,748)         (3,549)
  Policy loans (net of repayments)
    (note 5) .......................      (12,852)    --    --         (68,611)         (90,139)        (89,234)
  Deductions for surrender charges
    (note 2d) ......................       (1,642)    --    --         (40,710)          (7,757)        (28,627)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) ..............       (1,318)    --    --         (65,263)         (38,977)        (27,922)
                                       ----------   ----  ----      ----------       ----------       ---------
      Net equity transactions ......    1,412,334     --    --         789,822        2,061,485       1,232,974
                                       ----------   ----  ----      ----------       ----------       ---------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ...................    1,616,174     --    --       1,601,346        2,860,030       1,534,714
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ..............      618,849     --    --      12,354,982        7,967,395       5,079,024
                                       ----------   ----  ----      ----------       ----------       ---------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ....................   $2,235,023     --    --      13,956,328       10,827,425       6,613,738
                                       ==========   ====  ====      ==========       ==========       =========

                                                        STOPP2
                                     --------------------------------------------
                                        1998             1997             1996
                                     ----------       ----------       ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .............      9,466           53,781           56,661
  Mortality and expense charges
    (note 3): ......................   (128,013)         (79,380)         (57,921)
                                     ----------       ----------       ----------
    Net investment activity ........   (118,547)         (25,599)          (1,260)
                                     ----------       ----------       ----------

  Proceeds from mutual fund
    shares sold ....................  1,744,010          683,567          598,896
  Cost of mutual funds sold ........ (1,137,988)        (503,547)        (514,479)
                                     ----------       ----------       ----------
    Realized gain (loss) on
      investments ..................    606,022          180,020           84,417
  Change in unrealized gain (loss)
    on investments .................   (677,163)          18,015          235,450
                                     ----------       ----------       ----------
    Net gain (loss) on investments      (71,141)         198,035          319,867
                                     ----------       ----------       ----------
  Reinvested capital gains .........  3,488,003        1,736,733          467,556
                                     ----------       ----------       ----------
      Net change in contract
        owner's equity resulting
        from operations ............  3,298,315        1,909,169          786,163
                                     ----------       ----------       ----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ...........  2,605,777        2,102,165        1,690,672
  Surrenders .......................   (241,367)        (153,010)         (85,716)
  Death benefits (note 4) ..........     (8,701)         (49,308)          (6,685)
  Policy loans (net of repayments)
    (note 5) .......................   (246,461)        (252,769)        (109,280)
  Deductions for surrender charges
    (note 2d) ......................    (29,721)         (17,324)         (11,753)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) ..............   (144,972)         (96,574)         (45,137)
                                     ----------       ----------       ----------
      Net equity transactions ......  1,934,555        1,533,180        1,432,101
                                     ----------       ----------       ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ...................  5,232,870        3,442,349        2,218,264
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .............. 25,405,845       17,186,084       11,461,544
                                     ----------       ----------       ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .................... 30,638,715       20,628,433       13,679,808
                                     ==========       ==========       ==========

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                  (UNAUDITED)


                                                                STDISC2                                  STINTSTK2
                                               -------------------------------------     -----------------------------------------
                                                   1998         1997          1996         1998            1997             1996
                                               -----------    ---------    ---------     ---------       ---------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................   $        --           --      429,451        22,650          35,008           2,608
  Mortality and expense charges
    (note 3): ..............................       (36,399)     (28,774)     (27,276)       (9,083)        (14,424)         (3,064)
                                               -----------    ---------    ---------     ---------       ---------       ---------
    Net investment activity ................       (36,399)     (28,774)     402,175        13,567          20,584            (456)
                                               -----------    ---------    ---------     ---------       ---------       ---------

  Proceeds from mutual fund
    shares sold ............................     1,582,087    2,411,045      742,018     3,049,320         585,246         578,983
  Cost of mutual funds sold ................    (1,281,933)  (2,890,676)    (587,266)   (3,173,020)       (587,763)       (561,880)
                                               -----------    ---------    ---------     ---------       ---------       ---------
    Realized gain (loss) on
      investments ..........................       300,154     (479,631)     154,752      (123,700)         (2,517)         17,103
  Change in unrealized gain (loss)
    on investments .........................       180,568      847,810   (1,384,191)      242,382          86,114          50,267
                                               -----------    ---------    ---------     ---------       ---------       ---------
    Net gain (loss) on investments                 480,722      368,179   (1,229,439)      118,682          83,597          67,370
                                               -----------    ---------    ---------     ---------       ---------       ---------
  Reinvested capital gains .................       120,028           --      645,525            --          54,007              --
                                               -----------    ---------    ---------     ---------       ---------       ---------
      Net change in contract
        owner's equity resulting
        from operations ....................       564,351      339,405     (181,739)      132,249         158,188          66,914
                                               -----------    ---------    ---------     ---------       ---------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ...................       463,511      412,467      976,976        (8,969)        312,147       1,082,000
  Surrenders ...............................      (113,497)     (75,896)     (24,547)      (20,530)        (35,084)             --
  Death benefits (note 4) ..................        (1,071)          --       (3,385)       (5,991)             --              --
  Policy loans (net of repayments)
    (note 5) ...............................      (100,992)     (34,090)     (62,911)      (20,946)        (11,071)           (274)
  Deductions for surrender charges
    (note 2d) ..............................       (13,975)      (8,593)      (3,366)       (2,528)         (3,972)             --
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) ......................       (36,131)     (17,847)     (12,803)       (1,125)         (1,884)         (1,220)
                                               -----------    ---------    ---------     ---------       ---------       ---------
      Net equity transactions                      197,845      276,041      869,964       (60,089)        260,136       1,080,506
                                               -----------    ---------    ---------     ---------       ---------       ---------
NET CHANGE IN CONTRACT
  OWNERS' EQUITY ...........................       762,196      615,446      688,225        72,160         418,324       1,147,420
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ......................     7,545,548    6,749,968    5,422,985     1,986,172       1,829,534          98,424
                                               -----------    ---------    ---------     ---------       ---------       ---------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ............................   $ 8,307,744    7,365,414    6,111,210     2,058,332       2,247,858       1,245,844
                                               ===========    =========    =========     =========       =========       =========

                                                                VEWRLDBD
                                               -----------------------------------------
                                                  1998            1997           1996
                                               ---------       ---------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .....................      24,030          73,945          54,317
  Mortality and expense charges
    (note 3): ..............................     (12,836)         (9,798)         (9,413)
                                               ---------       ---------       ---------
    Net investment activity ................      11,194          64,147          44,904
                                               ---------       ---------       ---------

  Proceeds from mutual fund
    shares sold ............................     444,657         229,920         509,823
  Cost of mutual funds sold ................    (427,670)       (250,660)       (472,210)
                                               ---------       ---------       ---------
    Realized gain (loss) on
      investments ..........................      16,987         (20,740)         37,613
  Change in unrealized gain (loss)
    on investments .........................      50,573         (72,466)       (131,870)
                                               ---------       ---------       ---------
    Net gain (loss) on investments                67,560         (93,206)        (94,257)
                                               ---------       ---------       ---------
  Reinvested capital gains .................          --              --              --
                                               ---------       ---------       ---------
      Net change in contract
        owner's equity resulting
        from operations ....................      78,754         (29,059)        (49,353)
                                               ---------       ---------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ...................     506,327         164,573          18,321
  Surrenders ...............................     (11,858)        (12,762)         (4,639)
  Death benefits (note 4) ..................      (3,254)             --              --
  Policy loans (net of repayments)
    (note 5) ...............................     (16,172)         (9,854)         (9,845)
  Deductions for surrender charges
    (note 2d) ..............................      (1,460)         (1,445)           (636)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) ......................      (5,901)         (3,098)         (2,424)
                                               ---------       ---------       ---------
      Net equity transactions                    467,682         137,414             777
                                               ---------       ---------       ---------
NET CHANGE IN CONTRACT
  OWNERS' EQUITY ...........................     546,436         108,355         (48,576)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ......................   2,529,206       2,252,638       2,038,261
                                               ---------       ---------       ---------
CONTRACT OWNERS' EQUITY
  END OF PERIOD ............................   3,075,642       2,360,993       1,989,685
                                               =========       =========       =========

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                  (UNAUDITED)



                                                       VEWRLDEMKT                                  VEWRLDHAS
                                      ---------------------------------------      -------------------------------------------
                                          1998            1997           1996         1998            1997            1996
                                      -----------      ----------        ----      ----------      ----------       ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .............  $    20,182           1,791          --          35,945         118,188           58,970
  Mortality and expense charges
    (note 3): ......................      (10,596)         (7,884)         --         (31,604)        (31,937)         (29,634)
                                      -----------      ----------        ----      ----------      ----------       ----------
    Net investment activity ........        9,586          (6,093)         --           4,341          86,251           29,336
                                      -----------      ----------        ----      ----------      ----------       ----------
  Proceeds from mutual fund
    shares sold ....................    2,681,020       1,863,605          --       5,254,538       5,827,653       10,321,467
  Cost of mutual funds sold ........   (3,524,085)     (1,733,276)         --      (6,923,358)     (5,874,786)      (9,595,039)
                                       -----------      ----------        ----      ----------      ----------       ----------
    Realized gain (loss) on
      investments ..................     (843,065)        130,329          --      (1,668,820)        (47,133)         726,428
  Change in unrealized gain (loss)
    on investments .................      222,177         143,497          --        (120,061)       (207,265)        (498,194)
                                      -----------      ----------        ----      ----------      ----------       ----------
    Net gain (loss) on investments..     (620,888)        273,826          --      (1,788,881)       (254,398)         228,234
                                      -----------      ----------        ----      ----------      ----------       ----------
  Reinvested capital gains .........       17,939              --          --         882,647         160,126           57,828
                                      -----------      ----------        ----      ----------      ----------       ----------
      Net change in contract
        owner's equity resulting
        from operations ............     (593,363)        267,733          --        (901,893)         (8,021)         315,398
                                      -----------      ----------        ----      ----------      ----------       ----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ...........      303,957       3,077,647          --         404,298         494,300        2,199,102
  Surrenders .......................       (9,087)             --          --         (52,118)        (67,109)         (16,765)
  Death benefits (note 4) ..........       (4,921)             --          --          (2,347)             --               --
  Policy loans (net of repayments)
    (note 5) .......................      (10,202)             --          --         (58,205)        (69,095)         (45,138)
  Deductions for surrender charges
    (note 2d) ......................       (1,119)             --          --          (6,418)         (7,598)          (2,299)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) ..............       (5,654)             --          --         (84,904)        (63,084)         (38,203)
                                      -----------      ----------        ----      ----------      ----------       ----------
      Net equity transactions ......      272,974       3,077,647          --         200,306         287,414        2,096,697
                                      -----------      ----------        ----      ----------      ----------       ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ....................     (320,389)      3,345,380         --        (701,587)        279,393        2,412,095
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...............    2,399,674           3,215         --       6,316,203       6,317,004        3,528,626
                                       -----------      ----------       ----      ----------      ----------       ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .....................  $ 2,079,285       3,348,595         --       5,614,616       6,596,397        5,940,721
                                       ===========       =========       ====       =========       =========        =========

                                                       VKMSRESEC
                                       ----------------------------------------
                                          1998            1997           1996
                                       ----------      ----------      --------
INVESTMENT ACTIVITY:
  Reinvested dividends .............       12,298           7,696           416
  Mortality and expense charges
    (note 3): ......................      (33,996)        (19,904)       (2,273)
                                       ----------      ----------      --------
    Net investment activity ........      (21,698)        (12,208)       (1,857)
                                       ----------      ----------      --------
  Proceeds from mutual fund
    shares sold ....................    2,812,518       2,759,500       374,839
  Cost of mutual funds sold ........   (2,907,348)     (2,432,318)     (355,961)
                                       ----------      ----------      --------
    Realized gain (loss) on
      investments ..................      (94,830)        327,182        18,878
  Change in unrealized gain (loss)
    on investments .................     (425,117)        (58,090)       23,294
                                       ----------      ----------      --------
    Net gain (loss) on investments..     (519,947)        269,092        42,172
                                       ----------      ----------      --------
  Reinvested capital gains .........      121,016          15,555            --
                                       ----------      ----------      --------
      Net change in contract
        owner's equity resulting
        from operations ............     (420,629)        272,439        40,315
                                       ----------      ----------      --------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ...........      666,162       1,698,145       513,113
  Surrenders .......................      (61,824)        (46,802)          (35)
  Death benefits (note 4) ..........      (10,901)             --            --
  Policy loans (net of repayments)
    (note 5) .......................      (28,419)        (42,029)       (8,079)
  Deductions for surrender charges
    (note 2d) ......................       (7,613)         (5,299)           (5)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) ..............      (29,860)        (29,105)       (1,063)
                                       ----------      ----------      --------
      Net equity transactions ......      527,545       1,574,910       503,931
                                       ----------      ----------      --------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ....................      106,916       1,847,349       544,246
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...............    7,628,431       3,193,794       309,601
                                        ----------      ----------      --------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .....................    7,735,347       5,041,143       853,847
                                         =========       =========       =======

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

         STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

        SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996 (UNAUDITED)


                                                          WPINTEQ                                     WPPVENCAP
                                       --------------------------------------------      ---------------------------------
                                           1998             1997            1996            1998           1997       1996
                                       -----------       ----------      ----------      ----------      --------     ----
INVESTMENT ACTIVITY:
  Reinvested dividends ..............  $        --               --              --              --            --       --
  Mortality and expense charges
    (note 3): .......................      (46,915)         (42,304)        (22,443)         (3,714)         (873)      --
                                       -----------       ----------      ----------      ----------      --------     ----
    Net investment activity .........      (46,915)         (42,304)        (22,443)         (3,714)         (873)      --
                                       -----------       ----------      ----------      ----------      --------     ----

  Proceeds from mutual fund
    shares sold .....................    7,454,530        4,153,535       3,532,697       3,485,129       792,783       --
  Cost of mutual funds sold .........   (7,745,663)      (3,929,688)     (3,345,428)     (3,402,821)     (791,269)      --
                                       -----------       ----------      ----------      ----------      --------     ----
    Realized gain (loss) on
      investments ...................     (291,133)         223,847         187,269          82,308         1,514       --
  Change in unrealized gain (loss)
    on investments ..................    1,610,483        1,166,086         163,172         (15,371)        8,744       --
                                       -----------       ----------      ----------      ----------      --------     ----
    Net gain (loss) on investments ..    1,319,350        1,389,933         350,441          66,937        10,258       --
                                       -----------       ----------      ----------      ----------      --------     ----
  Reinvested capital gains ..........            --              --              --              --            --       --
                                       -----------       ----------      ----------      ----------      --------     ----
      Net change in contract
        owner's equity resulting
        from operations .............    1,272,435        1,347,629         327,998          63,223         9,385       --
                                       -----------       ----------      ----------      ----------      --------     ----

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ............      197,051        1,360,675       4,254,091          (9,777)      280,489       --
  Surrenders ........................      (30,817)        (181,688)         (1,102)            (59)           --       --
  Death benefits (note 4) ...........       (7,841)         (14,742)         (1,586)             --            --       --
  Policy loans (net of repayments)
    (note 5) ........................     (121,860)         (41,895)        (15,998)          4,461            --       --
  Deductions for surrender charges
    (note 2d) .......................       (3,795)         (20,570)           (151)             (7)           --       --
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) ...............      (16,044)         (34,298)        (35,172)           (493)           --       --
                                       -----------       ----------      ----------      ----------      --------     ----
      Net equity transactions .......       16,694        1,067,482       4,200,082          (5,875)      280,489       --
                                       -----------       ----------      ----------      ----------      --------     ----


NET CHANGE IN CONTRACT
  OWNERS' EQUITY .....................   1,289,129        2,415,111       4,528,080          57,348       289,874       --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ................   9,978,378        8,390,121       1,686,277         766,675            --       --
                                       -----------       ----------      ----------      ----------      --------     ----

CONTRACT OWNERS' EQUITY
  END OF PERIOD ...................... $11,267,507       10,805,232       6,214,357         824,023       289,874       --
                                       ===========       ==========      ==========      ==========      ========     ====



                                                         WPSMCOGR
                                       -------------------------------------------
                                          1998             1997            1996
                                       ----------       ----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............          --               --              --
  Mortality and expense charges
    (note 3): .......................     (69,420)         (35,310)        (20,745)
                                       ----------       ----------      ----------
    Net investment activity .........     (69,420)         (35,310)        (20,745)
                                       ----------       ----------      ----------

  Proceeds from mutual fund
    shares sold .....................   8,087,280        3,573,614       3,440,622
  Cost of mutual funds sold .........  (7,533,905)      (3,643,513)     (2,969,418)
                                       ----------       ----------      ----------
    Realized gain (loss) on
      investments ...................     553,375          (69,899)        471,204
  Change in unrealized gain (loss)
    on investments ..................     111,285          415,932        (127,555)
                                       ----------       ----------      ----------
    Net gain (loss) on investments ..     664,660          346,033         343,649
                                       ----------       ----------      ----------
  Reinvested capital gains ..........          --               --              --
                                       ----------       ----------      ----------
      Net change in contract
        owner's equity resulting
        from operations .............     595,240          310,723         322,904
                                       ----------       ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received
    from contract owners ............     246,616        2,734,358       2,597,411
  Surrenders ........................    (136,722)         (20,921)        (15,816)
  Death benefits (note 4) ...........     (10,532)              --              --
  Policy loans (net of repayments)
    (note 5) ........................    (149,141)         (64,559)        (51,090)
  Deductions for surrender charges
    (note 2d) .......................     (16,835)          (2,369)         (2,168)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c) ...............     (38,444)         (31,274)        (18,046)
                                       ----------       ----------      ----------
      Net equity transactions .......    (105,058)       2,615,235       2,510,291
                                       ----------       ----------      ----------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY ....................     490,182        2,925,958       2,833,195
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD ...............  15,632,197        7,325,010       3,427,718
                                       ----------       ----------      ----------
CONTRACT OWNERS' EQUITY
  END OF PERIOD .....................  16,122,379       10,250,968       6,260,913
                                       ==========       ==========      ==========








See accompanying notes to financial statements.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

                         NOTES TO FINANCIAL STATEMENTS

                          JUNE 30, 1998, 1997 AND 1996
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)   Organization and Nature of Operations

           The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

           The Company offers Modified Single Premium and Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b)   The Contracts

           Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

           Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP) (formerly TCI Portfolios, Inc.);
                   American Century VP - American Century VP Balanced (ACVPBal)
                     (formerly TCI Portfolios - TCI Balanced)
                   American Century VP - American Century VP Capital
                     Appreciation (ACVPCapAp) (formerly TCI Portfolios - TCI Growth)
                   American Century VP - American Century VP Income & Growth
                     (ACVPIncGr)
                   American Century VP - American Century VP International
                     (ACVPInt) (formerly TCI Portfolios - TCI International)
                   American Century VP - American Century VP Value (ACVPValue)
                     (formerly TCI Portfolios - TCI Value)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus
              VIF);
                   Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp) Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

              Fidelity Advisor High Yield Fund - Class T (FAHiYld)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                   Fidelity VIP - Equity-Income Portfolio (FidVIPEI) Fidelity VIP - Growth Portfolio (FidVIPGr)
                   Fidelity VIP - High Income Portfolio (FidVIPHI) Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                   Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)


              Portfolio of the Fidelity Variable Insurance Products Fund III Fidelity VIP-III);
                   Fidelity VIP-III - Growth Opportunities Portfolio
                     (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                   Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                   Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                   Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo)
                   Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);
                   Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond Portfolio
                     (NBAMTLMat)
                   Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer
              VAF);
                   Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
                     (formerly Oppenheimer VAF - Capital Appreciation Fund)
                   Oppenheimer VAF - Bond Fund (OppBdFd)
                   Oppenheimer VAF - Global Securities Fund (OppGlSec) Oppenheimer VAF - Growth Fund (OppGro)
                   Oppenheimer VAF - Multiple Strategies Fund (OppMult)


              Strong Opportunity Fund II, Inc. (StOpp2) (formerly Strong Special Fund II)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                   Strong VIF - Strong Discovery Fund II (StDisc2)
                   Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                   Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                   Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
                     (formerly Van Eck WIT - Gold and Natural Resources Fund)

              Portfolio of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT);
                   Van Kampen American Capital LIT - Morgan Stanley Real Estate
                     Securities Portfolio (VKMSRESec) (formerly Van Kampen American Capital LIT - Real Estate Securities Fund)

              Portfolios of the Warburg Pincus Trust;
                   Warburg Pincus Trust - International Equity Portfolio
                     (WPIntEq)
                   Warburg Pincus Trust - Post Venture Capital Portfolio
                     (WPPVenCap)
                   Warburg Pincus Trust - Small Company Growth Portfolio
                     (WPSmCoGr)

          At June 30, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c)  Security Valuation, Transactions and Related Investment Income

          The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1998. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Reclassifications

          Certain 1996 amounts have been reclassified to conform with the current period presentation.

(2)  POLICY CHARGES

     (a)  Deductions from Premiums

          For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

          On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

          The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

          For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

     (c)  Administrative Charges

          An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

          For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

               Contracts issued prior to April 16, 1990:
                    Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

               Contracts issued on or after April 16, 1990:
                    Purchase payments totalling less than $25,000 - $90/year
                      ($65/year in New York)
                    Purchase payments totalling $25,000 or more - $50/year

          For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum).

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

          For modified single premium contracts, the monthly charge is equal to an annual rate of .30% multiplied by the policy's cash value. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.15% of the policy's cash value. The monthly charge is subject to a $10 minimum.

          For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1000 basic coverage charge (not less than $20 or more than $80 per policy). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 per $1000 basic coverage charge (not less than $10 or more than $40 per policy). Additionally, the Company deducts a monthly increase charge of $2.40 per $1000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. The charge may be raised to $3.60 per $1000 of increase per year at the Company's discretion.

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

          For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year.

          For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

          For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

          For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% in the fourteenth year if the average issue age is 74 or less. The charge is 100% of the initial surrender charge, declining to 0% in the ninth year if the average issue age is 75 or greater. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation.

     For modified single premium contracts, the Company deducts an annual rate of .90% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For last survivor flexible premium contracts, the Company deducts an annual rate of .80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of .80% if the cash value of the contract is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to .30%.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)  Components of Contract owners' equity

     The following is a summary of contract owners' equity at June 30, 1998, for each product in the accumulation phase.

     Contract owners' equity represented by:

                                                                                                         Period
                                                        Units              Unit Value                    Return
                                                       ------             -----------                    ------
    Single Premium contracts issued prior to
    April 16, 1990:
         American Century VP - American Century
            VP Capital Appreciation ..............      6,470             $ 23.143544      $149,739         0%
         Dreyfus Stock Index Fund ................     14,844               25.666593       380,995        17%
         Dreyfus VIF -
            Capital Appreciation Portfolio .......        882               12.267560        10,820        20%
         Fidelity VIP - Equity-Income Portfolio ..      6,582               41.677100       274,319        10%
         Fidelity VIP - Growth Portfolio .........      4,551               49.858250       226,905        19%
         Fidelity VIP - High Income Portfolio ....      3,532               29.777470       105,174         4%
         Fidelity VIP - Overseas Portfolio .......      4,991               25.064844       125,099        15%
         Fidelity VIP-II - Asset Manager Portfolio      1,198               26.682218        31,965         9%
         Fidelity VIP-II - Contrafund Portfolio ..        689               19.040008        13,119        16%
         Nationwide SAT -
            Capital Appreciation Fund ............      2,361               28.914781        68,268        19%
         Nationwide SAT -
            Government Bond Fund .................      1,487               22.310412        33,176         4%
         Nationwide SAT - Money Market Fund ......      9,796               15.840484       155,173         2%
         Nationwide SAT - Total Return Fund ......      4,474               39.127646       175,057        14%
         Neuberger & Berman AMT -
            Growth Portfolio .....................      4,932               36.537187       180,201        15%
         Neuberger & Berman AMT -
            Limited Maturity Bond Portfolio ......      5,909               17.727098       104,749         2%
         Strong Opportunity Fund II, Inc. ........        454               30.056674        13,646        13%
         Van Eck WIT - Worldwide Bond Fund .......          8               15.323384           123         3%
         Van Eck WIT -
            Worldwide Hard Assets Fund ...........      5,510               12.613372        69,500       (14)%
         Van Kampen American Capital LIT -
            Morgan Stanley Real Estate
            Securities Portfolio .................      4,125               17.100930        70,541        (5)%
         Warburg Pincus Trust -
            International Equity Portfolio .......      1,787               12.697118        22,690        13%
    Single Premium contracts issued on or
    after April 16, 1990:
         American Century VP -
            American Century VP Balanced .........     47,696               18.582289       886,301        14%



                                                                     (Continued)


                                                                                                        Period
                                                       Units              Unit Value                    Return
                                                      ------             -----------                    ------

         American Century VP - American Century
            VP Capital Appreciation ..............     113,931            15.470767       1,762,600       0%
         American Century VP - American Century
            VP Income & Growth ...................       2,231            10.090569          22,512       1%(a)
         American Century VP -
            American Century VP International.....     209,657            17.128016       3,591,008      25%
         American Century VP -
            American Century VP Value ............      31,901            13.282058         423,711       5%
         The Dreyfus Socially Responsible
            Growth Fund, Inc. ....................      25,810            25.412480         655,896      18%
         Dreyfus Stock Index Fund ................     264,882            25.244163       6,686,724      17%
         Dreyfus VIF -
            Capital Appreciation Portfolio .......      45,130            12.226374         551,776      20%
         Dreyfus VIF -
            Growth and Income Portfolio ..........      16,382            12.121015         198,566       6%
         Fidelity VIP - Equity-Income Portfolio ..     508,090            33.912448      17,230,576      10%
         Fidelity VIP - Growth Portfolio .........     379,901            34.299648      13,030,471      18%
         Fidelity VIP - High Income Portfolio ....     165,180            30.474959       5,033,854       4%
         Fidelity VIP - Overseas Portfolio .......     266,825            17.958492       4,791,775      15%
         Fidelity VIP-II - Asset Manager Portfolio     265,598            25.922913       6,885,074       9%
         Fidelity VIP-II - Contrafund Portfolio ..     251,576            18.841802       4,740,145      16%
         Fidelity VIP-III -
            Growth Opportunities Portfolio .......      63,251            12.092490         764,862      11%
         Morgan Stanley -
            Emerging Markets Debt Portfolio ......       4,459             9.374790          41,802      (4)%
         Nationwide SAT -
            Capital Appreciation Fund ............      87,739            28.293541       2,482,447      19%
         Nationwide SAT -
            Government Bond Fund .................     246,603            18.399394       4,537,346       3%
         Nationwide SAT - Money Market Fund ......     919,798            13.218739      12,158,570       2%
         Nationwide SAT - Small Cap Value Fund ...       3,282             9.218651          30,256     (8)%(a)
         Nationwide SAT - Small Company Fund .....      61,644            16.894949       1,041,472       5%
         Nationwide SAT - Total Return Fund ......     141,040            33.559400       4,733,218      14%
         Neuberger & Berman AMT -
            Growth Portfolio .....................     119,113            25.639045       3,053,944      15%
         Neuberger & Berman AMT -
            Guardian Portfolio ...................         670             9.701808           6,500     (3)%(a)
         Neuberger & Berman AMT -
            Limited Maturity Bond Portfolio ......     132,725            15.117957       2,006,531       2%
         Neuberger & Berman AMT -
            Partners Portfolio ...................     222,498            23.543943       5,238,480       5%
         Oppenheimer VAF - Bond Fund .............      84,554            18.497246       1,564,016       3%



                                                                     (Continued)


                                                                                                   Period
                                                      Units         Unit Value                     Return
                                                     ------        -----------                     ------

         Oppenheimer VAF -
            Global Securities Fund ..............     106,883        17.876035        1,910,644       11%
         Oppenheimer VAF - Growth Fund ..........       6,326        12.126241           76,711       16%
         Oppenheimer VAF -
            Multiple Strategies Fund ............     121,306        23.024448        2,793,004        6%
         Strong Opportunity Fund II, Inc. .......     125,186        29.412835        3,682,075       13%
         Strong VIF - Strong Discovery Fund II...      61,796        18.978727        1,172,809        7%
         Strong VIF -
            Strong International Stock Fund II...      33,140        10.094659          334,537        6%
         Van Eck WIT - Worldwide Bond Fund ......      49,868        14.887223          742,396        3%
         Van Eck WIT -
            Worldwide Emerging Markets Fund .....      25,392         6.748931          171,369     (23)%
         Van Eck WIT -
            Worldwide Hard Assets Fund ..........     147,178        13.858121        2,039,611     (14)%
         Van Kampen American Capital LIT -
            Morgan Stanley Real Estate
            Securities Portfolio ................      85,990        16.922894        1,455,200      (5)%
         Warburg Pincus Trust -
            International Equity Portfolio ......     126,372        12.564872        1,587,848       13%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio ......      10,672        12.788874          136,483       12%
         Warburg Pincus Trust -
            Small Company Growth Portfolio ......     157,885        16.611322        2,622,679        4%
      Multiple Payment contracts and
      Flexible Premium contracts:
         American Century VP -
            American Century VP Balanced ........     194,443        19.165966        3,726,688       14%
         American Century VP - American Century
            VP Capital Appreciation .............     638,722        14.780622        9,440,708        0%
         American Century VP - American Century
            VP Income & Growth ..................      16,809        10.098876          169,752        1%(a)
         American Century VP -
            American Century VP International ...     478,209        17.466243        8,352,515       25%
         American Century VP -
            American Century VP Value ...........     129,783        13.383185        1,736,910        5%
         The Dreyfus Socially Responsible
            Growth Fund, Inc. ...................     317,554        26.020390        8,262,879       18%
         Dreyfus Stock Index Fund ...............   1,969,301        25.849746       50,905,931       17%
         Dreyfus VIF -
            Capital Appreciation Portfolio ......     229,916        12.285237        2,824,573       20%
         Dreyfus VIF -
            Growth and Income Portfolio .........     118,667        12.213307        1,449,317        6%
         Fidelity VIP - Equity-Income Portfolio..   1,688,967        35.237987       59,515,797       10%


                                                                     (Continued)


                                                                                                            Period
                                                           Units             Unit Value                     Return
                                                          ------            -----------                     ------
         Fidelity VIP - Growth Portfolio ...........     2,230,873            35.155247        78,426,891      19%
         Fidelity VIP - High Income Portfolio ......       759,256            28.742182        21,822,674       4%
         Fidelity VIP - Overseas Portfolio .........       880,136            19.587603        17,239,755      15%
         Fidelity VIP-II - Asset Manager Portfolio..       975,581            23.672944        23,094,874       9%
         Fidelity VIP-II - Contrafund Portfolio ....     1,622,562            19.125611        31,032,490      16%
         Fidelity VIP-III -
            Growth Opportunities Portfolio .........       220,981            12.150728         2,685,080      11%
         Morgan Stanley -
            Emerging Markets Debt Portfolio ........        32,597             9.419998           307,064     (4)%
         Nationwide SAT -
            Capital Appreciation Fund ..............       903,007            29.181890        26,351,451      19%
         Nationwide SAT -
            Government Bond Fund ...................       254,512            17.335612         4,412,121       4%
         Nationwide SAT - Money Market Fund ........     2,026,014            13.036881        26,412,903       2%
         Nationwide SAT - Small Cap Value Fund .....         3,990             9.226260            36,813     (8)%(a)
         Nationwide SAT - Small Company Fund .......       801,458            17.123187        13,723,515       6%
         Nationwide SAT - Total Return Fund ........     2,561,854            32.274487        82,682,524      14%
         Neuberger & Berman AMT -
            Growth Portfolio .......................       638,900            25.479039        16,278,558      15%
         Neuberger & Berman AMT -
            Guardian Portfolio .....................        10,243             9.709796            99,457     (3)%(a)
         Neuberger & Berman AMT -
            Limited Maturity Bond Portfolio ........       180,704            14.650523         2,647,408       2%
         Neuberger & Berman AMT -
            Partners Portfolio .....................     1,151,928            24.008666        27,656,255       6%
         Oppenheimer VAF - Bond Fund ...............       505,922            17.689611         8,949,563       4%
         Oppenheimer VAF -
            Global Securities Fund .................       980,620            18.305105        17,950,352      12%
         Oppenheimer VAF - Growth Fund .............       157,197            12.184646         1,915,390      17%
         Oppenheimer VAF -
            Multiple Strategies Fund ...............       445,668            22.881279        10,197,454       7%
         Strong Opportunity Fund II, Inc. ..........       853,057            30.333638        25,876,322      13%
         Strong VIF - Strong Discovery Fund II .....       350,945            19.573146         6,869,098       7%
         Strong VIF -
            Strong International Stock Fund II .....       144,191            10.231122         1,475,236       6%
         Van Eck WIT - Worldwide Bond Fund .........       150,540            14.098956         2,122,457       3%
         Van Eck WIT -
            Worldwide Emerging Markets Fund ........       253,008             6.800411         1,720,558    (23)%
         Van Eck WIT -
            Worldwide Hard Assets Fund .............       216,934            15.394994         3,339,698    (14)%


                                                                     (Continued)


                                                                                                                    Period
                                                                    Units            Unit Value                     Return
                                                                   ------            -----------                    ------

         Van Kampen American Capital LIT -
            Morgan Stanley Real Estate
            Securities Portfolio .............................     311,962            17.177811        5,358,824     (5)%
         Warburg Pincus Trust -
            International Equity Portfolio ...................     660,912            12.754223        8,429,419      13%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio ...................      45,775            12.886267          589,869      13%
         Warburg Pincus Trust -
            Small Company Growth Portfolio ...................     721,851            16.861654       12,171,602       4%
     Modified Single Premium contracts and
     Last Survivor Flexible Premium contracts:
         American Century VP -
            American Century VP Balanced .....................      39,406            14.479787          570,590      14%
         American Century VP - American Century
            VP Capital Appreciation ..........................      46,135             8.899100          410,560       1%
         American Century VP - American Century
            VP Income & Growth ...............................       5,569            10.112181           56,315       1%(a)
         American Century VP -
            American Century VP International ................      68,052            16.015424        1,089,882      25%
         American Century VP -
            American Century VP Value ........................      33,413            13.546581          452,632       6%
         The Dreyfus Socially Responsible
            Growth Fund, Inc. ................................      38,691            16.998616          657,693      18%
         Dreyfus Stock Index Fund ............................     350,810            17.903982        6,280,896      18%
         Dreyfus VIF -
            Capital Appreciation Portfolio ...................      39,456            12.379986          488,465      21%
         Dreyfus VIF -
            Growth and Income Portfolio ......................      22,593            12.362440          279,305       6%
         Fidelity VIP - Equity-Income Portfolio............ ..     351,603            15.278454        5,371,950      11%
         Fidelity VIP - Growth Portfolio .....................     228,641            15.366179        3,513,339      19%
         Fidelity VIP - High Income Portfolio ................     285,767            13.355363        3,816,522       5%
         Fidelity VIP - Overseas Portfolio ...................      63,709            13.799744          879,168      16%
         Fidelity VIP-II - Asset Manager Portfolio............      86,216            14.533040        1,252,981       9%
         Fidelity VIP-II - Contrafund Portfolio ..............     231,283            16.303294        3,770,675      17%
         Fidelity VIP-III -
            Growth Opportunities Portfolio ...................      43,753            12.244460          535,732      11%
         Morgan Stanley -
            Emerging Markets Debt Portfolio ..................       1,909             9.492781           18,122     (4)%
         Nationwide SAT -
            Capital Appreciation Fund ........................     137,499            18.624315        2,560,825      19%
         Nationwide SAT -
            Government Bond Fund .............................      71,854            12.179402          875,139       4%
         Nationwide SAT - Money Market Fund ..................     730,601            11.168280        8,159,557       3%


                                                                     (Continued)


                                                                                                                 Period
                                                          Units             Unit Value                           Return
                                                         ------            -----------                           ------
         Nationwide SAT - Small Cap Value Fund ...        3,619               9.238441          33,434            (8)%(a)
         Nationwide SAT - Small Company Fund .....      131,029              13.106167       1,717,288              6%
         Nationwide SAT - Total Return Fund ......      332,674              17.000513       5,655,629             15%
         Neuberger & Berman AMT -
            Growth Portfolio .....................       54,189              14.726294         798,003             16%
         Neuberger & Berman AMT -
            Guardian Portfolio ...................        5,285               9.722600          51,384            (3)%(a)
         Neuberger & Berman AMT -
            Limited Maturity Bond Portfolio ......       56,134              11.463419         643,488              3%
         Neuberger & Berman AMT -
            Partners Portfolio ...................      221,440              15.961980       3,534,621              6%
         Oppenheimer VAF - Bond Fund .............       74,127              12.088030         896,049              4%
         Oppenheimer VAF -
            Global Securities Fund ...............       75,609              14.880212       1,125,078             12%
         Oppenheimer VAF - Growth Fund ...........       19,784              12.278697         242,922             17%
         Oppenheimer VAF -
            Multiple Strategies Fund .............       70,345              13.730478         965,870              7%
         Strong Opportunity Fund II, Inc. ........       69,628              15.319586       1,066,672             13%
         Strong VIF - Strong Discovery Fund II....       22,422              11.856060         265,837              8%
         Strong VIF -
            Strong International Stock Fund II ...       26,760               9.288438         248,559              7%
         Van Eck WIT - Worldwide Bond Fund .......       18,923              11.132779         210,666              3%
         Van Eck WIT -
            Worldwide Emerging Markets Fund ......       27,218               6.883600         187,358           (23)%
         Van Eck WIT -
            Worldwide Hard Assets Fund ...........       19,350               8.568839         165,807           (13)%
         Van Kampen American Capital LIT -
            Morgan Stanley Real Estate
            Securities Portfolio .................       53,847              15.799983         850,782            (5)%
         Warburg Pincus Trust -
            International Equity Portfolio .......      111,620              10.997580       1,227,550             13%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio .......        7,488              13.043642          97,671             13%
         Warburg Pincus Trust -
            Small Company Growth Portfolio .......      111,508              11.910337       1,328,098              5%
                                                        =======              =========       ---------
                                                                                         $ 815,700,917
                                                                                         =============



(a) This investment option was not being utilized for the entire period.

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


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